Redeemable Noncontrolling Interest and Shareholders’ Equity (Deficit) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 08, 2024	Apr. 05, 2024	Nov. 02, 2023	Jun. 14, 2023	Sep. 30, 2024	May 24, 2024	Mar. 31, 2025	Mar. 31, 2024	Nov. 06, 2023	Apr. 02, 2023	Apr. 02, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized							5,000,000	5,000,000
Preferred stock, par or stated value per share							$ 0.0001	$ 0.0001
Preferred stock, shares issued							0	0
Preferred stock, shares outstanding							0	0
Common stock, shares issued										10,000	10,000
Stock held as treasury stock							1,285,392
Number of shares of common stock outstanding after stock split				10,000
Shares issued			11,928,287				200,000
AARK [Member]
Class of Stock [Line Items]
Ownership percentage							3.09%		38.24%
ATGBA [Member]
Class of Stock [Line Items]
Ownership percentage							14.69%
Subscription Agreement [Member]
Class of Stock [Line Items]
Ordinary shares	2,261,778
Customary representations, warranties and covenants of the parties	The Subscription Agreement contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions. The Company intends to use the net proceeds of approximately $4.68 million from the Private Placement, following a deduction of a 6.5% commission paid to a placement agent, for general corporate and working capital purposes.
Subscription Agreement [Member] | AARK [Member]
Class of Stock [Line Items]
Exchange agreement description		the prior investor of AARK has exchanged 9,500 ordinary shares of AARK for 21,337,000 Class A ordinary shares of the Company (i.e. 2,246 Class A ordinary shares of the Company for 1 ordinary share of AARK).
Subscription Agreement [Member] | Vendors [Member]
Class of Stock [Line Items]
Number of shares issued						54,074
Subscription Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Gross proceeds	$ 5,000,000
Purchase price	$ 2.21
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000	500,000,000
Common stock, par or stated value per share							$ 0.0001	$ 0.0001
Common stock, shares issued							47,152,626	15,619,004
Common stock, shares outstanding							47,152,626	15,619,004
Temporary equity, shares outstanding							4,000,000
Class A Ordinary Shares [Member] | Vendors [Member]
Class of Stock [Line Items]
Shares issued					78,947
Class A Ordinary Shares [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued	270,820
Purchase price	$ 2.21
Number of shares issued	1,940,958
Stock reserved	320,820
Class A Ordinary Shares [Member] | Subscription Agreement [Member] | AARK [Member]
Class of Stock [Line Items]
Share exchanged	2,246
Class V Ordinary Shares [Member] | Vendors [Member]
Class of Stock [Line Items]
Shares issued					48,618